Financial Instruments with Preferred Rights	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments with Preferred Rights	Financial Instruments with Preferred Rights
The Group has completed a series of financings by issuing preferred shares with the following details:

Date of subscription	Round	Number of preferred shares	Subscription consideration
(In thousands)
March 3, 2016	Series Pre-A	3,109	$5,000
January 3, 2017	Series A	8,471	20,000
December 20, 2018	Series B	10,128	55,000
August 21, 2020/December 1, 2020	Series C	21,350	135,000
		43,058	$215,000
After the Share Consolidation, the above number of preferred shares were changed to 24,745,572 and together with additional 46,232 preferred shares as disclosed in the Note 23, the Company’s issued and outstanding preferred shares were 24,791,804 prior to March 19, 2021.
Movements of financial instruments with preferred rights during the year ended December 31, 2021 was as follows:

Fair value
(In thousands)
As of January 1, 2021	$317,473
Change in fair value recognized in profit or loss	103,983
Change in fair value due to foreign currency translation recognized in other comprehensive income	—
Converted to ordinary shares upon IPO	(421,456)
As of December 31, 2021	$—
The Group used the IPO price (USD 17) to determine the fair value of the financial instruments with preferred rights on March 19, 2021. Upon completion of the IPO in March 2021, such preferred shares were converted to ordinary share on a one-for-one basis.